CONSOLIDATED BALANCE SHEETS (Parenthetical) - Entity [Domain] - $ / shares	May. 02, 2015	May. 03, 2014
Redeemable Preferred Shares, par value	$ 0.001	$ 0.001
Redeemable Preferred Shares, shares authorized	5,000,000	5,000,000
Redeemable Preferred Shares, shares issued	204,000	204,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	98,115,000	93,540,000
Treasury stock, shares	34,841,000	34,364,000